Significant Accounting Policies - Additional Information (Detail) - Venezuela [member]	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Disclosure of changes in accounting estimates [line items]
Cumulative inflation percentage	100.00%	100.00%
Cumulative inflation period	Three years	Three years